Document And Entity Information (USD $)	12 Months Ended
	Oct. 31, 2012	Dec. 14, 2012	Apr. 30, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Oct 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Registrant Name	OPTICAL CABLE CORP
Entity Central Index Key	0001000230
Current Fiscal Year End Date	--10-31
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		6,305,092
Entity Public Float			$ 17,784,720

Condensed Consolidated Balance Sheets (USD $)	Oct. 31, 2012	Oct. 31, 2011
Assets
Cash	$ 591,038	$ 1,091,513
Trade accounts receivable, net of allowance for doubtful accounts of $92,148 in 2012 and $145,616 in 2011	12,601,402	10,797,820
Other receivables	216,212	510,714
Income taxes refundable	118,058	434,124
Inventories	18,464,019	16,497,185
Prepaid expenses and other assets	484,406	374,028
Deferred income taxes - current	2,289,530	1,817,807
Total current assets	34,764,665	31,523,191
Property and equipment, net	11,648,166	12,544,465
Intangible assets, net	245,956	295,843
Deferred income taxes - noncurrent	513,817	426,770
Other assets, net	589,741	154,945
Total assets	47,762,345	44,945,214
Liabilities and Shareholders' Equity
Current installments of long-term debt	247,739	190,593
Accounts payable and accrued expenses	4,191,633	5,426,467
Accrued compensation and payroll taxes	3,464,452	2,579,865
Income taxes payable	22,937
Total current liabilities	7,926,761	8,196,925
Note payable to bank	1,000,000
Long-term debt, excluding current installments	7,755,680	8,000,311
Other noncurrent liabilities	1,044,862	1,025,003
Total liabilities	17,727,303	17,222,239
Shareholders' equity:
Preferred stock, no par value, authorized 1,000,000 shares; none issued and outstanding
Common stock, no par value, authorized 50,000,000 shares; issued and outstanding 6,411,592 shares in 2012 and 6,287,761 in 2011	8,024,544	6,771,565
Retained earnings	22,619,814	21,437,609
Total shareholders' equity attributable to Optical Cable Corporation	30,644,358	28,209,174
Noncontrolling interest	(609,316)	(486,199)
Total shareholders' equity	30,035,042	27,722,975
Commitments and contingencies
Total liabilities and shareholders' equity	$ 47,762,345	$ 44,945,214

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Condensed Consolidated Balance Sheets [Abstract]
Trade accounts receivable, allowance for doubtful accounts	$ 92,148	$ 145,616
Preferred stock, no par value
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, no par value
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	6,411,592	6,287,761
Common stock, shares outstanding	6,411,592	6,287,761

Condensed Consolidated Statements Of Operations (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Condensed Consolidated Statements Of Operations [Abstract]
Net sales	$ 83,523,330	$ 73,339,591	$ 67,506,174
Cost of goods sold	51,970,244	47,048,370	43,746,220
Gross profit	31,553,086	26,291,221	23,759,954
Selling, general and administrative expenses	27,300,248	25,168,893	24,267,614
Royalty income, net	(299,174)	(783,230)	(1,233,607)
Amortization of intangible assets	134,201	430,807	587,233
Impairment of goodwill			5,580,250
Income (loss) from operations	4,417,811	1,474,751	(5,441,536)
Other expense, net:
Interest income	8,416	4,659	79,543
Interest expense	(558,661)	(624,829)	(621,750)
Other, net	15,969	1,170	64,726
Other expense, net	(534,276)	(619,000)	(477,481)
Income (loss) before income taxes	3,883,535	855,751	(5,919,017)
Income tax expense	1,257,335	398,252	91,290
Net income (loss)	2,626,200	457,499	(6,010,307)
Net loss attributable to noncontrolling interest	(123,117)	(208,817)	(277,382)
Net income (loss) attributable to Optical Cable Corporation	$ 2,749,317	$ 666,316	$ (5,732,925)
Net income (loss) attributable to Optical Cable Corporation per share: Basic and diluted	$ 0.43	$ 0.11	$ (0.95)
Cash dividends declared per common share	$ 0.06	$ 0.04	$ 0.01

Condensed Consolidated Statements Of Shareholders' Equity (USD $)	Common Stock [Member]	Retained Earnings [Member]	Total Shareholders' Equity Attributable To OCC [Member]	Noncontrolling Interest [Member]	Total
Balances at Oct. 31, 2009	$ 5,166,016	$ 28,090,739	$ 33,256,755		$ 33,256,755
Balances, shares at Oct. 31, 2009	6,508,821
Share-based compensation, net	821,761		821,761		821,761
Share-based compensation, net shares	(85,825)
Repurchase and retirement of common stock (at cost)		(425,345)	(425,345)		(425,345)
Repurchase and retirement of common stock (at cost), shares	(142,823)				(142,823)
Common stock dividends declared		(62,802)	(62,802)		(62,802)
Net income (loss)		(5,732,925)	(5,732,925)	(277,382)	(6,010,307)
Balances at Oct. 31, 2010	5,987,777	21,869,667	27,857,444	(277,382)	27,580,062
Balances, shares at Oct. 31, 2010	6,280,173
Share-based compensation, net	630,973		630,973		630,973
Share-based compensation, net shares	190,613
Repurchase and retirement of common stock (at cost)		(846,287)	(846,287)		(846,287)
Repurchase and retirement of common stock (at cost), shares	(183,025)				(183,025)
Common stock dividends declared		(252,087)	(252,087)		(252,087)
Excess tax benefits from share-based compensation	152,815		152,815		152,815
Net income (loss)		666,316	666,316	(208,817)	457,499
Balances at Oct. 31, 2011	6,771,565	21,437,609	28,209,174	(486,199)	27,722,975
Balances, shares at Oct. 31, 2011	6,287,761
Share-based compensation, net	1,249,417		1,249,417		1,249,417
Share-based compensation, net shares	390,831
Repurchase and retirement of common stock (at cost)		(1,176,661)	(1,176,661)		(1,176,661)
Repurchase and retirement of common stock (at cost), shares	(267,000)				(267,000)
Common stock dividends declared		(390,451)	(390,451)		(390,451)
Excess tax benefits from share-based compensation	3,562		3,562		3,562
Net income (loss)		2,749,317	2,749,317	(123,117)	2,626,200
Balances at Oct. 31, 2012	$ 8,024,544	$ 22,619,814	$ 30,644,358	$ (609,316)	$ 30,035,042
Balances, shares at Oct. 31, 2012	6,411,592

Condensed Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	0 Months Ended	3 Months Ended								12 Months Ended
	Jul. 16, 2012	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Condensed Consolidated Statement Of Shareholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 0.01	$ 0.015	$ 0.015	$ 0.015	$ 0.015	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.06	$ 0.04	$ 0.01

Condensed Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 2,626,200	$ 457,499	$ (6,010,307)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion	2,181,100	2,688,150	2,955,834
Bad debt expense (recovery)	(10,327)	40,231	29,798
Deferred income tax expense (benefit)	(558,770)	132,097	(724,195)
Impairment of goodwill			5,580,250
Share-based compensation expense	1,440,534	893,354	942,711
Impact of excess tax benefits from share-based compensation	(3,562)	(152,815)
(Gain) loss on sale of property and equipment	6,974	3,176	(3,180)
(Increase) decrease in:
Trade accounts receivable	(1,793,255)	(178,428)	(1,156,552)
Other receivables	294,502	95,721	(173,216)
Income taxes refundable	316,066	(61,034)	1,468,918
Inventories	(1,966,834)	(2,074,398)	(2,116,501)
Prepaid expenses and other assets	(118,948)	(32,983)	144,826
Other assets, net	12,884	6,562	17,783
Increase (decrease) in:
Accounts payable and accrued expenses	(1,336,095)	2,230	(808,045)
Accrued compensation and payroll taxes	884,587	398,630	832,954
Income taxes payable	26,499	89,225	63,590
Other noncurrent liabilities	(16,946)	44,167	105,644
Net cash provided by operating activities	1,984,609	2,351,384	1,150,312
Cash flows from investing activities:
Purchase of and deposits for the purchase of property and equipment	(1,467,089)	(1,492,140)	(511,645)
Investment in intangible assets	(84,314)	(31,070)	(29,437)
Proceeds from sale of property and equipment	80	35,086	8,351
Net cash used in investing activities	(1,551,323)	(1,488,124)	(532,731)
Cash flows from financing activities:
Payroll taxes withheld and remitted on share-based payments	(191,117)	(262,381)	(120,950)
Proceeds from note payable to bank	6,250,000		700,000
Principal payments on long-term debt and note payable to bank	(5,437,485)	(878,231)	(166,900)
Payments for financing costs	(25,000)	(97,405)	(30,662)
Principal payments on related party loans		(110,363)
Repurchase of common stock	(1,176,661)	(846,287)	(425,345)
Impact of excess tax benefits from share-based compensation	3,562	152,815
Common stock dividends paid	(357,060)	(251,953)
Net cash used in financing activities	(933,761)	(2,293,805)	(43,857)
Net increase (decrease) in cash	(500,475)	(1,430,545)	573,724
Cash at beginning of year	1,091,513	2,522,058	1,948,334
Cash at end of year	591,038	1,091,513	2,522,058
Supplemental disclosure of cash flow information:
Cash payments for interest	524,936	573,475	605,468
Income taxes paid (refunded), net	1,462,886	191,009	(774,830)
Noncash investing and financing activities:
Capital expenditures accrued in accounts payable at year end	177,766	109,896	25,734
Common stock dividends declared and included in accounts payable and accrued expenses at year end	$ 96,327	$ 62,936	$ 62,802

Description Of Business And Summary Of Significant Accounting Policies	12 Months Ended
Oct. 31, 2012
Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Description Of Business And Summary Of Significant Accounting Policies

(1) Description of Business and Summary of Significant Accounting Policies

(a) Description of Business

Optical Cable Corporation and its subsidiaries (collectively, the "Company" or "OCC®") is a leading manufacturer of a broad range of fiber optic and copper data communication cabling and connectivity solutions primarily for the enterprise market, offering an integrated suite of high quality, warranted products which operate as a system solution or seamlessly integrate with other providers' offerings. The Company's product offerings include cabling and connectivity products designed for uses ranging from commercial, enterprise network, datacenter, residential and campus installations to customized products for specialty applications and harsh environments, including military, industrial, mining and broadcast applications.

Founded in 1983, OCC is headquartered in Roanoke, Virginia with offices, manufacturing and warehouse facilities located in Roanoke, Virginia, near Asheville, North Carolina and near Dallas, Texas.

In Roanoke, the OCC team primarily designs, develops and manufactures fiber optic cables for a broad range of commercial and specialty markets and applications. In Asheville, the OCC team primarily designs, develops and manufactures fiber and copper connectivity products for the commercial market, including a broad range of commercial and residential applications. In Dallas, the OCC team primarily designs, develops and manufactures a broad range of specialty fiber optic connectors and connectivity solutions principally for use in military and other harsh environment applications.

Additionally, OCC owns 70% of the authorized membership interests of Centric Solutions LLC ("Centric Solutions"). Centric Solutions is a business founded in 2008 to provide turnkey cabling and connectivity solutions for the datacenter market.

The Company's cabling and connectivity products are used for high bandwidth transmission of data, video and audio communications. The enterprise market into which the Company primarily sells its products includes local area network and premises markets. The Company's product offering includes products well-suited for use in various other short- to moderate-distance applications as well. The Company's products are sold worldwide. Also see note 11.

(b) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Optical Cable Corporation and its wholly owned and majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

(c) Cash and Cash Equivalents

All of the Company's bank accounts are insured by the Federal Deposit Insurance Corporation (FDIC). As of October 31, 2012 and 2011, all of the Company's bank deposits were insured.

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents. As of October 31, 2012 and 2011, the Company had no cash equivalents.

(d) Trade Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are recorded at the invoiced amount and do not typically bear interest. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in the Company's existing accounts receivable. The Company reviews outstanding trade accounts receivable at the end of each quarter and records allowances for doubtful accounts as deemed appropriate for (i) certain individual customers and (ii) for all other trade accounts receivable in total. In determining the amount of allowance for doubtful accounts to be recorded for individual customers, the Company considers the age of the receivable, the financial stability of the customer, discussions that may have occurred with the customer and management's judgment as to the overall collectibility of the receivable from that customer. In addition, the Company establishes an allowance for all other receivables for which no specific allowances are deemed necessary. This portion of the allowance for doubtful accounts is based on a percentage of total trade accounts receivable with different percentages used based on different age categories of receivables. The percentages used are based on the Company's historical experience and management's current judgment regarding the state of the economy and the industry. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers.

(e) Inventories

Inventories are stated at the lower of cost or market, or net realizable value. The determination of cost includes raw materials, direct labor and manufacturing overhead. The cost of optical fibers, included in raw materials, is determined using specific identification for optical fibers. The cost of other raw materials and production supplies is generally determined using the first-in, first-out basis. The cost of work in process and finished goods inventories is determined either as average cost or standard cost, depending upon the product type. A standard cost system is used to estimate the actual costs of inventory for certain product types. Actual costs and production cost levels may vary from the standards established and such variances are charged to cost of goods sold or capitalized to inventory. Also see note 3.

(f) Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided for using both straight-line and declining balance methods over the estimated useful lives of the assets. Estimated useful lives are thirty to thirty-nine years for buildings and three to seven years for building improvements, machinery and equipment and furniture and fixtures. Also see note 4.

(g) Patents and Trademarks

The Company records legal fees associated with patent and trademark applications as intangible assets. Such intangible assets are not amortized until such time that the patent and/or trademark is granted. The Company estimates the useful life of patents and trademarks based on the period over which the intangible asset is expected to contribute directly or indirectly to future cash flows. If patents and/or trademarks are not granted, the capitalized legal fees are expensed during the period in which such notification is received.

(h) Revenue Recognition

The Company recognizes revenue when products are shipped or delivered to the customer and the customer takes ownership and assumes risk of loss (based on shipping terms), collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and sales price is fixed or determinable. Customers generally do not have the right of return unless a product is defective or damaged and is within the parameters of the product warranty in effect for the sale.

The Company recognizes royalty income, net of related expenses, on an accrual basis and estimates royalty income earned based on historical experience.

(i) Shipping and Handling Costs

Shipping and handling costs include the costs incurred to physically move finished goods from the Company's warehouse to the customers' designated location. All amounts billed to a customer in a sales transaction related to shipping and handling are classified as sales revenue. Shipping and handling costs of approximately $2.6 million, $2.2 million and $1.8 million are included in selling, general and administrative expenses for the fiscal years ended October 31, 2012, 2011 and 2010, respectively.

(j) Research and Development

Research and development costs are expensed as incurred. Research and development costs totaled approximately $1.3 million, $1.1 million and $1.0 million for the fiscal years ended October 31, 2012, 2011 and 2010, respectively, and are included in selling, general and administrative expenses in the consolidated statements of operations.

(k) Advertising

Advertising costs are expensed as incurred. Advertising costs totaled approximately $741,000, $570,000 and $533,000 for the fiscal years ended October 31, 2012, 2011 and 2010, respectively, and are included in selling, general and administrative expenses in the consolidated statements of operations.

(l) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of income tax expense. Also see note 12.

(m) Goodwill

Goodwill is an asset representing the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations accounted for under the purchase method. Subsequent to fiscal year 2010, there is no goodwill recorded on the books and records of the Company. During fiscal year 2010, the Company used the two-step impairment test to first identify whether a potential impairment of goodwill was deemed to exist and then to estimate the amount of any impairment to be recorded. The Company selected April 30th as the measurement date for its annual impairment testing. Also see note 5.

(n) Long-Lived Assets (other than goodwill)

Long-lived assets, such as property and equipment and purchased intangible assets (other than goodwill), are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. When applicable, assets to be disposed of are reported separately in the consolidated balance sheet at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

(o) Stock Incentive Plans and Other Share-Based Compensation

The Company recognizes the cost of employee services received in exchange for awards of equity instruments based upon the grant-date fair value of those awards. Also see note 10.

(p) Net Income (Loss) Per Share

Basic net income (loss) per share excludes dilution and is computed by dividing net income (loss) available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the net income (loss) of the Company. Also see note 14.

(q) Commitments and Contingencies

Liabilities for loss contingencies arising from product warranties and defects, claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

(r) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allowance For Doubtful Accounts For Trade Accounts Receivable	12 Months Ended
Oct. 31, 2012
Allowance For Doubtful Accounts For Trade Accounts Receivable [Abstract]
Allowance For Doubtful Accounts For Trade Accounts Receivable

(2) Allowance for Doubtful Accounts for Trade Accounts Receivable

A summary of changes in the allowance for doubtful accounts for trade accounts receivable for the years ended October 31, 2012, 2011 and 2010 follows:

		Years ended October 31,
	2012	2011	2010

Balance at beginning of year	$145,616	$120,450	$108,913
Bad debt expense (recovery)	(10,327)	40,231	29,798
Losses charged to allowance	(43,141)	(15,065)	(18,261)

Balance at end of year	$92,148	$145,616	$120,450

Inventories	12 Months Ended
Oct. 31, 2012
Inventories [Abstract]
Inventories

(3) Inventories

Inventories as of October 31, 2012 and 2011 consist of the following:

	October 31,
	2012	2011

Finished goods	$5,909,892	$5,572,296
Work in process	3,220,423	3,301,168
Raw materials	9,106,277	7,364,043
Production supplies	227,427	259,678
Total	$18,464,019	$16,497,185

Property And Equipment, Net	12 Months Ended
Oct. 31, 2012
Property And Equipment, Net [Abstract]
Property And Equipment, Net

(4) Property and Equipment, Net

Property and equipment, net as of October 31, 2012 and 2011 consists of the following:

	October 31,
	2012	2011

Land	$3,144,068	$3,144,068
Building and improvements	7,914,321	7,761,553
Machinery and equipment	19,354,823	19,242,068
Furniture and fixtures	953,381	932,859
Construction in progress	447,321	320,847

Total property and equipment, at cost	31,813,914	31,401,395

Less accumulated amortization and depreciation	(20,165,748)	(18,856,930)

Property and equipment, net	$11,648,166	$12,544,465

Goodwill And Other Intangible Assets	12 Months Ended
Oct. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

(5) Goodwill and Other Intangible Assets

Goodwill Impairment Charge

In connection with the acquisition of Applied Optical Systems, Inc. ("AOS") on October 31, 2009, the Company recorded goodwill in the amount of $5,580,250 which was capitalized as part of the purchase price allocation process. The Company performed its annual impairment analysis as of April 30, 2010. The impairment analysis compared the Company's current market capitalization to its book value (including goodwill) in determining there was a potential impairment of goodwill. The implied fair value of reporting unit goodwill was estimated using primarily the trading price of the Company's common stock (Level 2 inputs) and compared to the carrying amount of goodwill, and in the Company's judgment, based on this analysis, it was appropriate to write-off the carrying value of the goodwill on the consolidated balance sheet. As a result, the Company recorded a non-recurring, non-cash net impairment charge in the amount of $5,580,250 to write-off the carrying value of goodwill during the Company's fiscal year 2010. This $5,580,250 net impairment charge during fiscal year 2010 consisted of: (i) a goodwill impairment charge of $6,246,304 that was recorded by the Company during the second quarter of fiscal year 2010, and (ii) a $666,054 reversal of the goodwill impairment charge associated with a purchase accounting adjustment in connection with the AOS acquisition that was recorded by the Company during the fourth quarter of fiscal year 2010. The purchase accounting adjustment made during the fourth quarter of fiscal year 2010 was primarily the result of the Company's adjustment to the valuation of certain deferred tax assets acquired in the purchase of AOS, and was not a result of a re-evaluation of the goodwill impairment recorded during the second quarter of fiscal year 2010.

Acquired Intangible Assets

Following is a summary of acquired intangible assets as of October 31, 2012 and 2011, which were acquired in connection with the acquisitions of SMP Data Communications and AOS, excluding assets written-off as impaired:

	October 31, 2012
		Weighted-
	Gross	average
	carrying	amortization	Accumulated
	amount	period in years	amortization
Amortizing intangible assets:
Developed technology	$2,373,447	1.3	$(2,310,155)
Customer list	96,355	2.0	(57,813)
Total	$2,469,802		$(2,367,968)

	October 31, 2011
		Weighted-
	Gross	average
	carrying	amortization	Accumulated
	amount	period in years	amortization
Amortizing intangible assets:
Developed technology	$2,373,447	1.9	$(2,195,924)
Customer list	96,355	3.0	(38,542)
Total	$2,469,802		$(2,234,466)

Aggregate amortization expense for amortizing intangible assets was $134,201, $430,807 and $587,233 for the years ended October 31, 2012, 2011 and 2010, respectively. Estimated amortization expense for the next two years (the acquired intangible assets will be fully amortized in fiscal year 2014) is: $67,434 in fiscal year 2013 and $34,400 in fiscal year 2014. Amortization of intangible assets is calculated using an accelerated method or a straight-line method over the estimated useful lives of the intangible assets.

Product Warranties	12 Months Ended
Oct. 31, 2012
Product Warranties [Abstract]
Product Warranties

(6) Product Warranties

The Company generally warrants its products against certain manufacturing and other defects in material and workmanship. These product warranties are provided for specific periods of time and are applicable assuming the product has not been subjected to misuse, improper installation, negligence or shipping damage. As of October 31, 2012 and 2011, the Company's accrual for estimated product warranty claims totaled $250,000 and $175,000, respectively, and is included in accounts payable and accrued expenses. Warranty claims expense includes the costs to investigate claims and potential claims, and the costs to replace and/or repair product pursuant to claims, which in certain cases can include claims not deemed valid by the Company. The accrued product warranty costs are based primarily on historical experience of actual warranty claims and costs as well as current information with respect to potential warranty claims and costs. Warranty claims expense for the years ended October 31, 2012, 2011 and 2010 totaled $348,947, $222,150 and $273,682, respectively.

The following table summarizes the changes in the Company's accrual for product warranties during the fiscal years ended October 31, 2012 and 2011:

	Years ended October 31,
	2012	2011

Balance at beginning of year	$175,000	$170,000
Liabilities accrued for warranties issued during the year	411,381	257,550
Warranty claims paid during the period	(273,947)	(217,150)
Changes in liability for pre-existing warranties during
the year	(62,434)	(35,400)
Balance at end of year	$250,000	$175,000

Long-Term Debt And Note Payable To Bank	12 Months Ended
Oct. 31, 2012
Long-Term Debt And Note Payable To Bank [Abstract]
Long-Term Debt And Note Payable To Bank

(7) Long-term Debt and Note Payable to Bank

The Company has credit facilities consisting of a real estate term loan, as amended (the "Virginia Real Estate Loan"), a supplemental real estate term loan, as amended (the "North Carolina Real Estate Loan") and a revolving credit facility, as amended (the "Commercial Loan").

Both the Virginia Real Estate Loan and the North Carolina Real Estate Loan have a fixed interest rate of 4.25% as of October 31, 2012 and are secured by a first priority lien on all of the Company's personal property and assets, except for the Company's inventory, accounts, general intangibles, deposit accounts, instruments, investment property, letter of credit rights, commercial tort claims, documents and chattel paper, as well as a first lien deed of trust on the Company's real property.

Long-term debt as of October 31, 2012 and 2011 consists of the following:

	October 31,
	2012	2011
Virginia Real Estate Loan ($6.5 million original principal)
payable in monthly installments of $36,426, including interest
(at 4.25%), with final payment of $4,858,220 due April 30, 2018	$5,952,200	$6,091,633
North Carolina Real Estate Loan ($2.24 million original principal)
payable in monthly installments of $12,553, including interest
(at 4.25%), with final payment of $1,674,217 due April 30, 2018	2,051,219	2,099,271
Total long-term debt	8,003,419	8,190,904
Less current installments	247,739	190,593
Long-term debt, excluding current installments	$7,755,680	$8,000,311

The Commercial Loan provides the Company with a revolving line of credit for the working capital needs of the Company. The Commercial Loan provides the Company the ability to borrow an aggregate principal amount at any one time outstanding not to exceed the lesser of (i) $6.0 million, or (ii) the sum of 85% of certain receivables aged 90 days or less plus 35% of the lesser of $1.0 million or certain foreign receivables plus 25% of certain raw materials inventory. Within the revolving loan limit of the Commercial Loan, the Company may borrow, repay, and reborrow, at any time from time to time until May 31, 2014, the current maturity date of the Commercial Loan.

Advances under the Commercial Loan accrue interest at the greater of (x) LIBOR plus 2.0%, or (y) 3.0%. Accrued interest on the outstanding principal balance is due on the first day of each month, with all then outstanding principal, interest, fees and costs due at the Commercial Loan termination date of May 31, 2014.

The Commercial Loan is secured by a first priority lien on all of the Company's inventory, accounts, general intangibles, deposit accounts, instruments, investment property, letter of credit rights, commercial tort claims, documents and chattel paper.

As of October 31, 2012, the Company had $1.0 million of outstanding borrowings on its Commercial Loan and $5.0 million in available credit. As of October 31, 2011, the Company had no outstanding borrowings on its Commercial Loan and $6.0 million in available credit.

The aggregate maturities of long-term debt for each of the five years subsequent to October 31, 2012 are: $247,739 in fiscal year 2013, $1,258,627 in fiscal year 2014, $269,994 in fiscal year 2015, $280,997 in fiscal year 2016 and $294,211 in fiscal year 2017.

Leases	12 Months Ended
Oct. 31, 2012
Leases [Abstract]
Leases

(8) Leases

The Company has an operating lease agreement for approximately 34,000 square feet of office, manufacturing and warehouse space in Plano, Texas (near Dallas). The original lease of approximately 21,000 square feet became effective September 15, 2009 and had an original term of five years. Effective May 19, 2011, the Company extended the term of the lease through November 30, 2016 and agreed to lease approximately 13,000 square feet of additional space adjacent to the existing leased property. The lease term for the additional space became effective September 1, 2011 and has the same termination date, November 30, 2016, as the original leased property. The minimum rent payments, including rent holidays, are recognized on a straight-line basis over the term of the lease.

Centric Solutions entered into an operating lease agreement in August 2008 for approximately 23,000 square feet of office and manufacturing space in Coppell, Texas, with a term of approximately seven years. Optical Cable Corporation is neither a party to nor a guarantor of Centric Solutions' operating lease. The minimum rent payments, including rent holidays, are recognized on a straight-line basis over the term of the lease.

The Company's future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) as of October 31, 2012 (including the Centric Solutions' lease) consist of the following:

Fiscal year	Operating Lease
2013	$335,293
2014	339,576
2015	342,696
2016	209,130
2017	16,413
Total	$1,243,108

Related Party Transactions	12 Months Ended
Oct. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

(9) Related Party Transactions

Included in other noncurrent liabilities as of October 31, 2012 and 2011 are related party loans totaling $86,177, payable to one of the AOS founders and a trust for which the founder is the co-trustee. Interest on the two remaining related party loans accrues at 6% per annum for one of the loans and at a rate equal to the prime rate plus 4% per annum for the other loan. As of October 31, 2012, no arrangements had been made for the repayment of the balance of these loans as there are financial measures which must be met before payment is required to be made, and it is not anticipated that these financial measures will be met within the next twelve months. The Company has the option to repay these loans at any time without penalty.

Interest expense associated with the related party loans for the years ended October 31, 2012, 2011 and 2010 totaled $9,602, $26,841 and $12,374, respectively. Accrued interest payable associated with the related party loans as of October 31, 2012 and 2011 was $49,925 and $40,323, respectively.

Employee Benefits	12 Months Ended
Oct. 31, 2012
Employee Benefits [Abstract]
Employee Benefits

(10) Employee Benefits

Health Insurance Coverage

The Company contracts for health insurance coverage for employees and their dependents through third-party administrators. During the years ended October 31, 2012, 2011 and 2010, total expense of $3,303,968, $3,073,366 and $2,604,225, respectively, was incurred under the Company's insured health care program.

401(k) Plan

The Company maintains a 401(k) retirement savings plan for the benefit of its eligible employees. Substantially all of the Company's employees who meet certain service and age requirements are eligible to participate in the plan. The Company's plan document provides that the Company's matching contributions are discretionary. The Company made or accrued matching contributions to the plan of $229,417, $83,245 and $76,583 for the years ended October 31, 2012, 2011 and 2010, respectively.

Stock Incentives for Key Employees and Non-Employee Directors

Optical Cable Corporation uses stock incentives to increase the personal financial interest key employees and non-employee Directors have in the future success of the Company, thereby aligning their interests with those of the shareholders and strengthening their desire to remain with the Company.

In March 2005, the Company adopted and the Company's shareholders approved the Optical Cable Corporation 2005 Stock Incentive Plan (the "2005 Plan"). The Company authorized and reserved 1,000,000 shares of common stock for issuance pursuant to the 2005 Plan. As of October 31, 2012, there were approximately 20,000 remaining shares available for grant under the 2005 Plan.

In March 2011, the Company adopted and the Company's shareholders approved the Optical Cable Corporation 2011 Stock Incentive Plan (the "2011 Plan"). The Company authorized and reserved 500,000 shares of common stock for issuance pursuant to the 2011 Plan. As of October 31, 2012, there were approximately 127,000 remaining shares available for grant under the 2011 Plan.

In March 2004, the Company adopted and the Company's shareholders approved the 2004 Non-employee Directors Stock Plan (the "Non-employee Directors Stock Plan"). In March 2005, the Company adopted and the Company's shareholders approved amendments to the Non-employee Directors Stock Plan. The Non-employee Directors Stock Plan authorizes the Board of Directors to pay all or a part of director fees, in the form of stock grants, to Board members who are not full-time employees of the Company. The Company has reserved 250,000 shares of common stock for issuance pursuant to awards under the Non-employee Directors Stock Plan. As of October 31, 2012, there were approximately 66,000 remaining shares available for grant under the Non-employee Directors Stock Plan.

Share-based compensation expense for employees and non-employee members of the Company's Board of Directors recognized in the consolidated statements of operations for the years ended October 31, 2012, 2011 and 2010 was $1,440,534, $893,354 and $942,711, respectively.

(a) Stock Option Awards

Prior to July 2002, employees and outside contractors were issued options to purchase common stock. The exercise price equaled the market price of the Company's common stock on the date of grant. As of October 31, 2012, all unexercised option contracts issued by the Company to employees and outside contractors have expired.

During 2002, non-employee members of the Company's Board of Directors were granted options to purchase a total of 3,123 shares of the Company's common stock at an exercise price of $7.12 per share, the closing price at the date of grant. These options were not granted pursuant to a plan. As of October 31, 2012, all unexercised option contracts issued by the Company to non-employee Directors have expired.

Stock option activity for the years ended October 31, 2012, 2011 and 2010 is as follows:

		Weighted-
	Number of	average exercise
	options	price
Stock options outstanding at October 31, 2009	166,577	$7.62
Forfeited	—	—
Stock options outstanding at October 31, 2010	166,577	7.62
Forfeited	(35,189)	9.54
Stock options outstanding at October 31, 2011	131,388	7.11
Forfeited	(131,388)	7.11
Stock options outstanding at October 31, 2012	—	$—

(b) Restricted Stock Awards

The Company has granted, and anticipates granting, from time to time, restricted stock awards to employees subject to approval by the Compensation Committee of the Board of Directors. A portion of the restricted stock awards granted under the 2005 Plan and the 2011 Plan vest based on the passage of time and the remainder vest over time if certain operational performance-based criteria are met. Failure to meet the criteria required for vesting will result in a portion or all of the shares being forfeited.

The Company recognizes expense on the service-based shares each quarter based on the actual number of shares vested during the quarter multiplied by the closing price of the Company's shares of common stock on the date of grant. The Company recognizes expense on the operational performance-based shares each quarter using an estimate of the shares expected to vest multiplied by the closing price of the Company's shares of common stock on the date of grant.

The Company recorded total compensation expense related to its restricted stock awards granted to employees totaling $1,287,271, $746,431 and $870,473 during the fiscal years ended October 31, 2012, 2011 and 2010, respectively.

A summary of the status of the Company's nonvested shares granted to employees under the 2005 Plan or the 2011 Plan as of October 31, 2012, and changes during the year ended October 31, 2012, is as follows:

		Weighted-
		average grant
Nonvested shares	Shares	date fair value
Balance at October 31, 2011	449,992	$3.99
Granted	399,733	3.45
Vested	(259,572)	3.67
Forfeited	—	—
Balance at October 31, 2012	590,153	$3.77

As of October 31, 2012, the maximum amount of compensation cost related to unvested equity-based compensation awards in the form of service-based and operational performance-based shares that the Company will have to recognize over a 2.7 year weighted-average period is approximately $1.6 million.

During the years ended October 31, 2012, 2011 and 2010, restricted stock awards under the Non-employee Directors Stock Plan totaling 44,424, 30,356 and 22,860, respectively, were approved by the Board of Directors of the Company. The shares vested immediately upon grant, but could not be sold, transferred, pledged, or otherwise encumbered or disposed of until six months after the date of the grant. The Company recorded compensation expense equal to the number of shares multiplied by the closing price of the Company's shares of common stock on the date of grant. The Company recorded compensation expense totaling $153,263, $146,923 and $72,238 during the years ended October 31, 2012, 2011 and 2010, respectively.

Business And Credit Concentrations, Major Customers And Geographic Information	12 Months Ended
Oct. 31, 2012
Business And Credit Concentrations, Major Customers And Geographic Information [Abstract]
Business And Credit Concentrations, Major Customers And Geographic Information

(11) Business and Credit Concentrations, Major Customers and Geographic Information

The Company provides credit, in the normal course of business, to various commercial enterprises, governmental entities and not-for-profit organizations. Concentration of credit risk with respect to trade receivables is limited due to the Company's large number of customers. The Company also manages exposure to credit risk through credit approvals, credit limits and monitoring procedures. Management believes that credit risks as of October 31, 2012 and 2011 have been adequately provided for in the consolidated financial statements.

For the year ended October 31, 2012, 12.7%, or approximately $10,600,000 of consolidated net sales were attributable to one major domestic customer. No other customer or distributor accounted for more than 10% of consolidated net sales for the year ended October 31, 2012.

As of October 31, 2012, one major domestic customer had an outstanding balance payable to the Company totaling 8.1% of total consolidated shareholders' equity. No other customer or distributor had an outstanding balance payable to the Company in excess of 5% of total consolidated shareholders' equity.

For the years ended October 31, 2011 and 2010, no single customer or distributor accounted for more than 10% of consolidated net sales. As of October 31, 2011, no single customer or distributor had an outstanding balance payable to the Company in excess of 5% of total consolidated shareholders' equity.

For the years ended October 31, 2012, 2011 and 2010, approximately 74%, 76% and 73%, respectively, of net sales were from customers in the United States, while approximately 26%, 24% and 27%, respectively, were from customers outside of the United States.

Net sales attributable to the United States and all other countries in total for the years ended October 31, 2012, 2011 and 2010 were as follows:

	Years ended October 31,
	2012	2011	2010

United States	$62,010,259	$55,575,212	$49,533,950
Outside the United States	21,513,071	17,764,379	17,972,224

Total net sales	$83,523,330	$73,339,591	$67,506,174

No individual country outside of the United States accounted for more than 10% of total net sales in fiscal years 2012, 2011 or 2010.

The Company has a single reportable segment for purposes of segment reporting, exclusive of Centric Solutions. For the years ended October 31, 2012, 2011 and 2010, Centric Solutions generated revenues, net of intercompany sales, totaling $1,774,228, $839,412 and $508,624, respectively. For the years ended October 31, 2012, 2011 and 2010, Centric Solutions incurred operating losses of approximately $515,000, $873,000 and $1.2 million, respectively. Total assets of Centric Solutions of approximately $309,000 and $364,000 (net of intercompany amounts) are included in the total consolidated assets of the Company as of October 31, 2012 and 2011, respectively.

Income Taxes	12 Months Ended
Oct. 31, 2012
Income Taxes [Abstract]
Income Taxes

(12) Income Taxes

Income tax expense (benefit) for the years ended October 31, 2012, 2011 and 2010 consists of:

Fiscal year ended October 31, 2012	Current	Deferred	Total
U.S. Federal	$1,648,945	$(491,256)	$1,157,689
State	167,160	(67,514)	99,646
Totals	$1,816,105	$(558,770)	$1,257,335

Fiscal year ended October 31, 2011	Current	Deferred	Total
U.S. Federal	$137,721	$143,800	$281,521
State	128,434	(11,703)	116,731
Totals	$266,155	$132,097	$398,252

Fiscal year ended October 31, 2010	Current	Deferred	Total
U.S. Federal	$652,511	$(628,132)	$24,379
State	162,974	(96,063)	66,911
Totals	$815,485	$(724,195)	$91,290

Reported income tax expense (benefit) for the years ended October 31, 2012, 2011 and 2010 differs from the "expected" tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of 34% to income (loss) before income taxes as follows:

	Years ended October 31,
	2012	2011	2010

"Expected" tax expense (benefit)	$1,320,402	$290,955	$(2,012,466)
Increase (reduction) in income tax expense
(benefit) resulting from:
Impact of nondeductible write-off of goodwill	—	—	1,897,285
Benefits from Sec. 199 manufacturing
deduction	(177,230)	(13,702)	(34,870)
Impact of restricted share grants	—	—	136,225
State income taxes, net of federal benefit	62,936	77,042	44,061
Other differences, net	51,227	43,957	61,055

Reported income tax expense (benefit)	$1,257,335	$398,252	$91,290

The tax effects of temporary differences that give rise to significant portions of the Company's deferred tax assets and deferred tax liabilities as of October 31, 2012 and 2011 are presented below:

	October 31,
	2012	2011

Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts
and sales returns	$77,356	$137,385
Inventories, due to allowance for damaged and slow-moving
inventories and additional costs inventoried for tax purposes
pursuant to the Tax Reform Act of 1986	995,304	790,363
Liabilities recorded for accrued expenses, deductible for tax
purposes when paid	755,772	521,930
Share-based compensation expense	205,131	89,499
Investment in Centric Solutions	153,631	166,154
Net operating loss carryforwards	951,397	1,140,133
Other	92,766	85,291

Total gross deferred tax assets	3,231,357	2,930,755

Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and
capital gain recognition	(428,010)	(675,223)
Other receivables, due to accrual for financial reporting
purposes	—	(10,955)

Total gross deferred tax liabilities	(428,010)	(686,178)
Net deferred tax asset	$2,803,347	$2,244,577

As a result of the acquisition of AOS, the Company recorded $1,038,335 in deferred tax assets as of October 31, 2009, including net operating loss ("NOL") carryforwards of $851,551 estimated to be available after considering Internal Revenue Code Section 382 limitations. During the fiscal year ended October 31, 2010, certain purchase accounting adjustments, totaling $642,201, were made to increase deferred tax assets recorded as a result of the acquisition and to increase the NOL carryforwards resulting from the acquisition by $666,054 to $1,517,605. These NOL carryforwards may be used to reduce future taxable income and begin to expire in fiscal year ending October 31, 2024.

Based on the Company's historical and projected pretax earnings and other relevant factors, management believes that it is more likely than not that the Company's deferred tax assets at October 31, 2012 will be realized.

The Company estimates a liability for uncertain tax positions taken or expected to be taken in a tax return. The liability for uncertain tax positions is included in other noncurrent liabilities on the accompanying consolidated balance sheets.

A reconciliation of the unrecognized tax benefits for fiscal years 2012 and 2011 follows:

	October 31,
	2012	2011
Unrecognized tax benefits balance at beginning of year	$205,171	$179,571
Gross increases (decreases) for tax positions of prior years	(30,055)	29,757
Gross increases for current year tax positions	46,223	—
Reductions to unrecognized tax benefits resulting from
the lapse of applicable statute of limitations	—	(4,157)
Unrecognized tax benefits balance at end of year	$221,339	$205,171

During fiscal year 2012, the Company accrued interest of $2,144 and reduced its accrual of penalties by $7,514, related to unrecognized tax benefits. During fiscal year 2011, the Company accrued interest and penalties of $14,392 and $6,761, respectively, related to unrecognized tax benefits. As of October 31, 2012 and 2011, the Company had approximately $95,283 and $100,653, respectively, of accrued interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits that would affect the Company's effective tax rate if recognized is $128,573 and $119,883 as of October 31, 2012 and 2011, respectively. The Company does not expect its unrecognized tax benefits to change significantly in the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. The statute of limitations remains open for U.S. and certain state income tax examinations for years ended October 31, 2009 through October 31, 2011.

Fair Value Measurements	12 Months Ended
Oct. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

(13) Fair Value Measurements

The carrying amounts reported in the consolidated balance sheets for cash, trade accounts receivable, other receivables, and accounts payable and accrued expenses, including accrued compensation and payroll taxes approximate fair value because of the short maturity of these instruments. The carrying value of the Company's note payable to bank and long-term debt approximates the fair value based on similar long-term debt issues available to the Company as of October 31, 2012 and 2011. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company uses a fair value hierarchy that prioritizes the inputs for valuation methods used to measure fair value. The three levels of the fair value hierarchy are as follows:

· Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

· Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

· Level 3 inputs are observable inputs for the asset or liability.

The Company utilizes the best available information in measuring fair value.

Net Income (Loss) Per Share	12 Months Ended
Oct. 31, 2012
Net Income (Loss) Per Share [Abstract]
Net Income (Loss) Per Share

(14) Net Income (Loss) Per Share

The following is a reconciliation of the numerators and denominators of the net income (loss) per share computations for the periods presented:

	Net income
	attributable to OCC	Shares	Per share
Fiscal year ended October 31, 2012	(numerator)	(denominator)	amount
Basic net income per share	$2,749,317	6,455,817	$0.43
Effect of dilutive stock options	—	—
Diluted net income per share	$2,749,317	6,455,817	$0.43

	Net income
	attributable to OCC	Shares	Per share
Fiscal year ended October 31, 2011	(numerator)	(denominator)	amount
Basic net income per share	$666,316	6,304,776	$0.11
Effect of dilutive stock options	—	—
Diluted net income per share	$666,316	6,304,776	$0.11

	Net loss
	attributable to OCC	Shares	Per share
Fiscal year ended October 31, 2010	(numerator)	(denominator)	amount
Basic net loss per share	$(5,732,925)	6,014,733	$(0.95)
Effect of dilutive stock options	—	—
Diluted net loss per share	$(5,732,925)	6,014,733	$(0.95)

There were no stock options that could potentially dilute net income per share in the future that were not included in the computation of diluted net income per share for the year ended October 31, 2012.

Stock options that could potentially dilute net income per share in the future that were not included in the computation of diluted net income per share (because to do so would have been antidilutive for the periods presented) totaled 131,388 and 166,577 for the years ended October 31, 2011 and 2010, respectively.

Unvested shares as of October 31, 2010 totaling 458,036, were not included in the computation of basic and diluted net loss per share for the year ended October 31, 2010 (because to include such shares would have been antidilutive, or in other words, to do so would have reduced the net loss per share for those periods).

Shareholders' Equity	12 Months Ended
Oct. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity

(15) Shareholders' Equity

Share Repurchases

The Company, through plans approved by its Board of Directors, has repurchased and retired certain of its outstanding common stock. The following is a summary of the Company's repurchase of shares and the costs associated with the repurchases, including brokerage and legal fees, for the periods presented.

Fiscal years ended	Shares
October 31,	repurchased	Cost
2012	267,000	$1,176,661
2011	183,025	846,287
2010	142,823	425,345

As of October 31, 2012, the Company has a plan, approved by its Board of Directors on September 20, 2012, to purchase and retire up to 320,000 shares of the Company's common stock, or approximately 4.9% of the shares then outstanding. The Company anticipates that the purchases will be made over a 12- to 24-month period unless the entire number of shares expected to be purchased under the plan is sooner acquired. As of October 31, 2012, the Company had 253,000 shares of its outstanding common stock remaining to purchase under this plan.

Subsequent to October 31, 2012, the Company repurchased and retired 106,500 shares of its outstanding common stock. The repurchase of these shares and the costs associated with the repurchase, including brokerage and legal fees, totaled $454,830, or $4.27 per share.

Stockholder Protection Rights Agreement

On October 28, 2011, the Board of Directors of the Company adopted a Stockholder Protection Rights Agreement (the "Rights Agreement") and declared a dividend of one preferred share purchase right (a "Right") for each outstanding share of Common Stock, no par value, of the Company ("Common Shares"), held of record at the close of business on November 2, 2011, or issued thereafter and prior to the Separation Time as defined in the Rights Agreement. Under the terms of the Rights Agreement, if a person or group who is deemed an Acquiring Person as defined in the Rights Agreement acquires 15% (or other applicable percentage, as provided in the Rights Agreement) or more of the outstanding common stock, each Right will entitle its holder (other than such person or members of such group) to purchase, at the Right's then current exercise price, a number of shares of common stock having a market value of twice such price. In addition, if the Company is acquired in a merger or other business transaction after a person or group who is deemed an Acquiring Person has acquired such percentage of the outstanding common stock, each Right will entitle its holder (other than such person or members of such group) to purchase, at the Right's then current exercise price, a number of the acquiring company's common shares having a market value of twice such price.

Upon the occurrence of certain events, each Right will entitle its holder to purchase from the Company one one-thousandth of a Series A Participating Preferred Share ("Preferred Share"), no par value, at an exercise price of $25, subject to adjustment. Each Preferred Share will entitle its holder to 1,000 votes and will have an aggregate dividend rate of 1,000 times the amount, if any, paid to holders of common stock. The Rights will expire on November 2, 2021, unless the Rights are earlier redeemed or exchanged by the Company for $0.0001 per Right. The adoption of the Rights Agreement has no impact on the financial position or results of operations of the Company.

The Company has reserved 100,000 shares of its authorized preferred stock for issuance upon exercise of the Rights.

Dividends

The Company initiated a quarterly cash dividend of $0.01 per share on its common stock in October 2010. In January 2012, the quarterly cash dividend was increased to $0.015 per share.

Contingencies	12 Months Ended
Oct. 31, 2012
Contingencies [Abstract]
Contingencies

(16) Contingencies

From time to time, the Company is involved in various claims, legal actions and regulatory reviews arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company's financial position, results of operations or liquidity.

New Accounting Standards Not Yet Adopted	12 Months Ended
Oct. 31, 2012
New Accounting Standards Not Yet Adopted [Abstract]
New Accounting Standards Not Yet Adopted

(17) New Accounting Standards Not Yet Adopted

There are no new accounting standards issued, but not yet adopted by the Company, which are expected to materially impact the Company's financial position, operating results or financial statement disclosures.

Quarterly Results Of Operations	12 Months Ended
Oct. 31, 2012
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations

(18) Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended October 31, 2012 and 2011:

	Quarter ended
Fiscal year ended October 31, 2012	January 31	April 30	July 31	October 31

Net sales	$17,334,015	$22,051,197	$22,003,689	$22,134,429
Gross profit	6,150,054	8,860,894	8,786,953	7,755,185
Income before income taxes	192,461	1,377,432	1,732,652	580,990
Net income attributable to
Optical Cable Corporation	192,444	948,925	1,173,428	434,520
Basic and diluted net income per share
attributable to Optical Cable Corporation	$0.03	$0.15	$0.18	$0.07
Cash dividends declared per common share	$0.015	$0.015	$0.015	$0.015

	Quarter ended
Fiscal year ended October 31, 2011	January 31	April 30	July 31	October 31

Net sales	$17,712,784	$17,184,460	$18,775,145	$19,667,202
Gross profit	6,424,840	5,943,140	6,509,124	7,414,117
Income (loss) before income taxes	378,469	(179,844)	252,110	405,016
Net income (loss) attributable to
Optical Cable Corporation	402,311	(89,843)	117,809	236,039
Basic and diluted net income (loss) per share
attributable to Optical Cable Corporation	$0.06	$(0.02)	$0.02	$0.04
Cash dividends declared per common share	$0.01	$0.01	$0.01	$0.01

Description Of Business And Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Oct. 31, 2012
Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Principles Of Consolidation

(b) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Optical Cable Corporation and its wholly owned and majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash And Cash Equivalents

(c) Cash and Cash Equivalents

All of the Company's bank accounts are insured by the Federal Deposit Insurance Corporation (FDIC). As of October 31, 2012 and 2011, all of the Company's bank deposits were insured.

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents. As of October 31, 2012 and 2011, the Company had no cash equivalents.

Trade Accounts Receivable And Allowance For Doubtful Accounts

(d) Trade Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are recorded at the invoiced amount and do not typically bear interest. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in the Company's existing accounts receivable. The Company reviews outstanding trade accounts receivable at the end of each quarter and records allowances for doubtful accounts as deemed appropriate for (i) certain individual customers and (ii) for all other trade accounts receivable in total. In determining the amount of allowance for doubtful accounts to be recorded for individual customers, the Company considers the age of the receivable, the financial stability of the customer, discussions that may have occurred with the customer and management's judgment as to the overall collectibility of the receivable from that customer. In addition, the Company establishes an allowance for all other receivables for which no specific allowances are deemed necessary. This portion of the allowance for doubtful accounts is based on a percentage of total trade accounts receivable with different percentages used based on different age categories of receivables. The percentages used are based on the Company's historical experience and management's current judgment regarding the state of the economy and the industry. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers.

Inventories

(e) Inventories

Inventories are stated at the lower of cost or market, or net realizable value. The determination of cost includes raw materials, direct labor and manufacturing overhead. The cost of optical fibers, included in raw materials, is determined using specific identification for optical fibers. The cost of other raw materials and production supplies is generally determined using the first-in, first-out basis. The cost of work in process and finished goods inventories is determined either as average cost or standard cost, depending upon the product type. A standard cost system is used to estimate the actual costs of inventory for certain product types. Actual costs and production cost levels may vary from the standards established and such variances are charged to cost of goods sold or capitalized to inventory. Also see note 3.

Property And Equipment

(f) Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided for using both straight-line and declining balance methods over the estimated useful lives of the assets. Estimated useful lives are thirty to thirty-nine years for buildings and three to seven years for building improvements, machinery and equipment and furniture and fixtures. Also see note 4.

Patents And Trademarks

(g) Patents and Trademarks

The Company records legal fees associated with patent and trademark applications as intangible assets. Such intangible assets are not amortized until such time that the patent and/or trademark is granted. The Company estimates the useful life of patents and trademarks based on the period over which the intangible asset is expected to contribute directly or indirectly to future cash flows. If patents and/or trademarks are not granted, the capitalized legal fees are expensed during the period in which such notification is received.

Revenue Recognition

(h) Revenue Recognition

The Company recognizes revenue when products are shipped or delivered to the customer and the customer takes ownership and assumes risk of loss (based on shipping terms), collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and sales price is fixed or determinable. Customers generally do not have the right of return unless a product is defective or damaged and is within the parameters of the product warranty in effect for the sale.

The Company recognizes royalty income, net of related expenses, on an accrual basis and estimates royalty income earned based on historical experience.

Shipping And Handling Costs

(i) Shipping and Handling Costs

Shipping and handling costs include the costs incurred to physically move finished goods from the Company's warehouse to the customers' designated location. All amounts billed to a customer in a sales transaction related to shipping and handling are classified as sales revenue. Shipping and handling costs of approximately $2.6 million, $2.2 million and $1.8 million are included in selling, general and administrative expenses for the fiscal years ended October 31, 2012, 2011 and 2010, respectively.

Research And Development

(j) Research and Development

Research and development costs are expensed as incurred. Research and development costs totaled approximately $1.3 million, $1.1 million and $1.0 million for the fiscal years ended October 31, 2012, 2011 and 2010, respectively, and are included in selling, general and administrative expenses in the consolidated statements of operations.

Advertising

(k) Advertising

Advertising costs are expensed as incurred. Advertising costs totaled approximately $741,000, $570,000 and $533,000 for the fiscal years ended October 31, 2012, 2011 and 2010, respectively, and are included in selling, general and administrative expenses in the consolidated statements of operations.

Income Taxes

(l) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of income tax expense. Also see note 12.

Goodwill

(m) Goodwill

Goodwill is an asset representing the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations accounted for under the purchase method. Subsequent to fiscal year 2010, there is no goodwill recorded on the books and records of the Company. During fiscal year 2010, the Company used the two-step impairment test to first identify whether a potential impairment of goodwill was deemed to exist and then to estimate the amount of any impairment to be recorded. The Company selected April 30th as the measurement date for its annual impairment testing. Also see note 5.

Long-Lived Assets (Other Than Goodwill)

(n) Long-Lived Assets (other than goodwill)

Long-lived assets, such as property and equipment and purchased intangible assets (other than goodwill), are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. When applicable, assets to be disposed of are reported separately in the consolidated balance sheet at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

Stock Incentive Plans And Other Share-Based Compensation

(o) Stock Incentive Plans and Other Share-Based Compensation

The Company recognizes the cost of employee services received in exchange for awards of equity instruments based upon the grant-date fair value of those awards. Also see note 10.

Net Income (Loss) Per Share

(p) Net Income (Loss) Per Share

Basic net income (loss) per share excludes dilution and is computed by dividing net income (loss) available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the net income (loss) of the Company. Also see note 14.

Commitments And Contingencies

(q) Commitments and Contingencies

Liabilities for loss contingencies arising from product warranties and defects, claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Use Of Estimates

(r) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allowance For Doubtful Accounts For Trade Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2012
Allowance For Doubtful Accounts For Trade Accounts Receivable [Abstract]
Summary Of Changes In The Allowance For Doubtful Accounts For Trade Accounts Receivable

		Years ended October 31,
	2012	2011	2010

Balance at beginning of year	$145,616	$120,450	$108,913
Bad debt expense (recovery)	(10,327)	40,231	29,798
Losses charged to allowance	(43,141)	(15,065)	(18,261)

Balance at end of year	$92,148	$145,616	$120,450

Inventories (Tables)	12 Months Ended
Oct. 31, 2012
Inventories [Abstract]
Components Of Inventories

	October 31,
	2012	2011

Finished goods	$5,909,892	$5,572,296
Work in process	3,220,423	3,301,168
Raw materials	9,106,277	7,364,043
Production supplies	227,427	259,678
Total	$18,464,019	$16,497,185

Property And Equipment, Net (Tables)	12 Months Ended
Oct. 31, 2012
Property And Equipment, Net [Abstract]
Schedule Of Property And Equipment

	October 31,
	2012	2011

Land	$3,144,068	$3,144,068
Building and improvements	7,914,321	7,761,553
Machinery and equipment	19,354,823	19,242,068
Furniture and fixtures	953,381	932,859
Construction in progress	447,321	320,847

Total property and equipment, at cost	31,813,914	31,401,395

Less accumulated amortization and depreciation	(20,165,748)	(18,856,930)

Property and equipment, net	$11,648,166	$12,544,465

Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
Summary Of Acquired Intangible Assets

	October 31, 2012
		Weighted-
	Gross	average
	carrying	amortization	Accumulated
	amount	period in years	amortization
Amortizing intangible assets:
Developed technology	$2,373,447	1.3	$(2,310,155)
Customer list	96,355	2.0	(57,813)
Total	$2,469,802		$(2,367,968)

	October 31, 2011
		Weighted-
	Gross	average
	carrying	amortization	Accumulated
	amount	period in years	amortization
Amortizing intangible assets:
Developed technology	$2,373,447	1.9	$(2,195,924)
Customer list	96,355	3.0	(38,542)
Total	$2,469,802		$(2,234,466)

Product Warranties (Tables)	12 Months Ended
Oct. 31, 2012
Product Warranties [Abstract]
Schedule Of Changes In Accrual For Product Warranties

	Years ended October 31,
	2012	2011

Balance at beginning of year	$175,000	$170,000
Liabilities accrued for warranties issued during the year	411,381	257,550
Warranty claims paid during the period	(273,947)	(217,150)
Changes in liability for pre-existing warranties during
the year	(62,434)	(35,400)
Balance at end of year	$250,000	$175,000

Long-Term Debt And Note Payable To Bank (Tables)	12 Months Ended
Oct. 31, 2012
Long-Term Debt And Note Payable To Bank [Abstract]
Schedule Of Debt

	October 31,
	2012	2011
Virginia Real Estate Loan ($6.5 million original principal)
payable in monthly installments of $36,426, including interest
(at 4.25%), with final payment of $4,858,220 due April 30, 2018	$5,952,200	$6,091,633
North Carolina Real Estate Loan ($2.24 million original principal)
payable in monthly installments of $12,553, including interest
(at 4.25%), with final payment of $1,674,217 due April 30, 2018	2,051,219	2,099,271
Total long-term debt	8,003,419	8,190,904
Less current installments	247,739	190,593
Long-term debt, excluding current installments	$7,755,680	$8,000,311

Leases (Tables)	12 Months Ended
Oct. 31, 2012
Leases [Abstract]
Schedule Of Future Minimum Lease Payments For Operating Lease

Fiscal year	Operating Lease
2013	$335,293
2014	339,576
2015	342,696
2016	209,130
2017	16,413
Total	$1,243,108

Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2012
Employee Benefits [Abstract]
Stock Option Activity

		Weighted-
	Number of	average exercise
	options	price
Stock options outstanding at October 31, 2009	166,577	$7.62
Forfeited	—	—
Stock options outstanding at October 31, 2010	166,577	7.62
Forfeited	(35,189)	9.54
Stock options outstanding at October 31, 2011	131,388	7.11
Forfeited	(131,388)	7.11
Stock options outstanding at October 31, 2012	—	$—

Restricted Stock Award Activity

		Weighted-
		average grant
Nonvested shares	Shares	date fair value
Balance at October 31, 2011	449,992	$3.99
Granted	399,733	3.45
Vested	(259,572)	3.67
Forfeited	—	—
Balance at October 31, 2012	590,153	$3.77

Business And Credit Concentrations, Major Customers And Geographic Information (Tables)	12 Months Ended
Oct. 31, 2012
Business And Credit Concentrations, Major Customers And Geographic Information [Abstract]
Schedule Of Revenue Attributed To United States And All Other Countries

	Years ended October 31,
	2012	2011	2010

United States	$62,010,259	$55,575,212	$49,533,950
Outside the United States	21,513,071	17,764,379	17,972,224

Total net sales	$83,523,330	$73,339,591	$67,506,174

Income Taxes (Tables)	12 Months Ended
Oct. 31, 2012
Income Taxes [Abstract]
Schedule Of Income Tax Expense (Benefit)

Fiscal year ended October 31, 2012	Current	Deferred	Total
U.S. Federal	$1,648,945	$(491,256)	$1,157,689
State	167,160	(67,514)	99,646
Totals	$1,816,105	$(558,770)	$1,257,335

Fiscal year ended October 31, 2011	Current	Deferred	Total
U.S. Federal	$137,721	$143,800	$281,521
State	128,434	(11,703)	116,731
Totals	$266,155	$132,097	$398,252

Fiscal year ended October 31, 2010	Current	Deferred	Total
U.S. Federal	$652,511	$(628,132)	$24,379
State	162,974	(96,063)	66,911
Totals	$815,485	$(724,195)	$91,290

Schedule Of Effective Income Tax Reconciliation

	Years ended October 31,
	2012	2011	2010

"Expected" tax expense (benefit)	$1,320,402	$290,955	$(2,012,466)
Increase (reduction) in income tax expense
(benefit) resulting from:
Impact of nondeductible write-off of goodwill	—	—	1,897,285
Benefits from Sec. 199 manufacturing
deduction	(177,230)	(13,702)	(34,870)
Impact of restricted share grants	—	—	136,225
State income taxes, net of federal benefit	62,936	77,042	44,061
Other differences, net	51,227	43,957	61,055

Reported income tax expense (benefit)	$1,257,335	$398,252	$91,290

Schedule Of Deferred Tax Assets And Liabilities

	October 31,
	2012	2011

Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts
and sales returns	$77,356	$137,385
Inventories, due to allowance for damaged and slow-moving
inventories and additional costs inventoried for tax purposes
pursuant to the Tax Reform Act of 1986	995,304	790,363
Liabilities recorded for accrued expenses, deductible for tax
purposes when paid	755,772	521,930
Share-based compensation expense	205,131	89,499
Investment in Centric Solutions	153,631	166,154
Net operating loss carryforwards	951,397	1,140,133
Other	92,766	85,291

Total gross deferred tax assets	3,231,357	2,930,755

Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and
capital gain recognition	(428,010)	(675,223)
Other receivables, due to accrual for financial reporting
purposes	—	(10,955)

Total gross deferred tax liabilities	(428,010)	(686,178)
Net deferred tax asset	$2,803,347	$2,244,577

Schedule Of Unrecognized Tax Benefits

	October 31,
	2012	2011
Unrecognized tax benefits balance at beginning of year	$205,171	$179,571
Gross increases (decreases) for tax positions of prior years	(30,055)	29,757
Gross increases for current year tax positions	46,223	—
Reductions to unrecognized tax benefits resulting from
the lapse of applicable statute of limitations	—	(4,157)
Unrecognized tax benefits balance at end of year	$221,339	$205,171

Net Income (Loss) Per Share (Tables)	12 Months Ended
Oct. 31, 2012
Net Income (Loss) Per Share [Abstract]
Components Of Reconciliation Of Numerators And Denominators Net Income Per Share

	Net income
	attributable to OCC	Shares	Per share
Fiscal year ended October 31, 2012	(numerator)	(denominator)	amount
Basic net income per share	$2,749,317	6,455,817	$0.43
Effect of dilutive stock options	—	—
Diluted net income per share	$2,749,317	6,455,817	$0.43

	Net income
	attributable to OCC	Shares	Per share
Fiscal year ended October 31, 2011	(numerator)	(denominator)	amount
Basic net income per share	$666,316	6,304,776	$0.11
Effect of dilutive stock options	—	—
Diluted net income per share	$666,316	6,304,776	$0.11

	Net loss
	attributable to OCC	Shares	Per share
Fiscal year ended October 31, 2010	(numerator)	(denominator)	amount
Basic net loss per share	$(5,732,925)	6,014,733	$(0.95)
Effect of dilutive stock options	—	—
Diluted net loss per share	$(5,732,925)	6,014,733	$(0.95)

Shareholders' Equity (Tables)	12 Months Ended
Oct. 31, 2012
Shareholders' Equity [Abstract]
Schedule Of Share Repurchases

Fiscal years ended	Shares
October 31,	repurchased	Cost
2012	267,000	$1,176,661
2011	183,025	846,287
2010	142,823	425,345

Quarterly Results Of Operations (Tables)	12 Months Ended
Oct. 31, 2012
Quarterly Results Of Operations [Abstract]
Schedule Of Quarterly Results Of Operations

	Quarter ended
Fiscal year ended October 31, 2012	January 31	April 30	July 31	October 31

Net sales	$17,334,015	$22,051,197	$22,003,689	$22,134,429
Gross profit	6,150,054	8,860,894	8,786,953	7,755,185
Income before income taxes	192,461	1,377,432	1,732,652	580,990
Net income attributable to
Optical Cable Corporation	192,444	948,925	1,173,428	434,520
Basic and diluted net income per share
attributable to Optical Cable Corporation	$0.03	$0.15	$0.18	$0.07
Cash dividends declared per common share	$0.015	$0.015	$0.015	$0.015

	Quarter ended
Fiscal year ended October 31, 2011	January 31	April 30	July 31	October 31

Net sales	$17,712,784	$17,184,460	$18,775,145	$19,667,202
Gross profit	6,424,840	5,943,140	6,509,124	7,414,117
Income (loss) before income taxes	378,469	(179,844)	252,110	405,016
Net income (loss) attributable to
Optical Cable Corporation	402,311	(89,843)	117,809	236,039
Basic and diluted net income (loss) per share
attributable to Optical Cable Corporation	$0.06	$(0.02)	$0.02	$0.04
Cash dividends declared per common share	$0.01	$0.01	$0.01	$0.01

Description Of Business And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 01, 2008	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Property, Plant and Equipment [Line Items]
Controlling interest of the authorized membership interests of Centric Solutions LLC	70.00%
Shipping and handling costs		$ 2,600,000	$ 2,200,000	$ 1,800,000
Research and development costs		1,300,000	1,100,000	1,000,000
Advertising costs		$ 741,000	$ 570,000	$ 533,000
Likely percentage tax position will be realized in order to be recognized		50.00%
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives		30 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives		39 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives		3 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives		7 years
Machinery And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives		3 years
Machinery And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives		7 years
Furniture And Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives		3 years
Furniture And Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives		7 years

Allowance For Doubtful Accounts For Trade Accounts Receivable (Summary Of Changes In The Allowance For Doubtful Accounts For Trade Accounts Receivable) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Allowance For Doubtful Accounts For Trade Accounts Receivable [Abstract]
Balance at beginning of year	$ 145,616	$ 120,450	$ 108,913
Bad debt expense (recovery)	(10,327)	40,231	29,798
Losses charged to allowance	(43,141)	(15,065)	(18,261)
Balance at ending of year	$ 92,148	$ 145,616	$ 120,450

Inventories (Components Of Inventories) (Details) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Inventories [Abstract]
Finished goods	$ 5,909,892	$ 5,572,296
Work in process	3,220,423	3,301,168
Raw materials	9,106,277	7,364,043
Production supplies	227,427	259,678
Total	$ 18,464,019	$ 16,497,185

Property And Equipment, Net (Schedule Of Property And Equipment) (Details) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 31,813,914	$ 31,401,395
Less accumulated amortization and depreciation	(20,165,748)	(18,856,930)
Property and equipment, net	11,648,166	12,544,465
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	3,144,068	3,144,068
Building And Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	7,914,321	7,761,553
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	19,354,823	19,242,068
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	953,381	932,859
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 447,321	$ 320,847

Goodwill And Other Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Goodwill And Other Intangible Assets [Abstract]
Acquired goodwill				$ 5,580,250
Net impairment charge of goodwill			5,580,250
Gross impairment charge of goodwill			6,246,304
Goodwill impairment charge associated with a purchase accounting adjustment			666,054
Aggregate amortization expense for amortizing intangible assets	134,201	430,807	587,233
Estimated amortization expense for 2013	67,434
Estimated amortization expense for 2014	$ 34,400

Goodwill And Other Intangible Assets (Summary Of Acquired Intangible Assets) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 2,469,802	$ 2,469,802
Accumulated amortization	(2,367,968)	(2,234,466)
Developed Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,373,447	2,373,447
Weighted- average amortization period	1 year 3 months 18 days	1 year 10 months 24 days
Accumulated amortization	(2,310,155)	(2,195,924)
Customer List [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	96,355	96,355
Weighted- average amortization period	2 years	3 years
Accumulated amortization	$ (57,813)	$ (38,542)

Product Warranties (Narrative) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Product Warranties [Abstract]
Accrual for estimated product warranty claims	$ 250,000	$ 175,000	$ 170,000
Warranty claims expense	$ 348,947	$ 222,150	$ 273,682

Product Warranties (Schedule Of Changes In Accrual For Product Warranties) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Product Warranties [Abstract]
Balance at beginning of year	$ 175,000	$ 170,000
Liabilities accrued for warranties issued during the year	411,381	257,550
Warranty claims and costs paid during the period	(273,947)	(217,150)
Changes in liability for pre-existing warranties during the year	(62,434)	(35,400)
Balance at end of year	$ 250,000	$ 175,000

Long-Term Debt And Note Payable To Bank (Narrative) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis	Advances under the Commercial Loan accrue interest at the greater of (x) LIBOR plus 2.0%, or (y) 3.0%
Aggregate maturities of long-term debt in 2013	$ 247,739
Aggregate maturities of long-term debt in 2014	1,258,627
Aggregate maturities of long-term debt in 2015	269,994
Aggregate maturities of long-term debt in 2016	280,997
Aggregate maturities of long-term debt in 2017	294,211
Commercial Loan [Member]
Debt Instrument [Line Items]
Line of credit facility, amount outstanding	1,000,000
Line of credit facility, remaining borrowing capacity	5,000,000	6,000,000
Debt instrument, maturity date	May 31, 2014
Line of credit facility, maximum amount outstanding during period	$ 6,000,000
Debt instrument, interest rate, stated percentage rate range, maximum	3.00%
Commercial Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.00%
Certain Receivables [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity, percentage of related category used for calculation	85.00%
Virginia Real Estate Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	4.25%
Debt instrument, maturity date	Apr 30, 2018
North Carolina Real Estate Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	4.25%
Debt instrument, maturity date	Apr 30, 2018

Long-Term Debt And Note Payable To Bank (Schedule Of Debt) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Debt Instrument [Line Items]
Total long-term debt	$ 8,003,419	$ 8,190,904
Less current installments	247,739	190,593
Long-term debt, excluding current installments	7,755,680	8,000,311
Virginia Real Estate Loan [Member]
Debt Instrument [Line Items]
Total long-term debt	5,952,200	6,091,633
Debt instrument, principal amount	6,500,000
Debt instrument, periodic payment	36,426
Debt instrument, interest rate, stated percentage	4.25%
Final payments of debt	4,858,220
Debt instrument, maturity date	Apr 30, 2018
North Carolina Real Estate Loan [Member]
Debt Instrument [Line Items]
Total long-term debt	2,051,219	2,099,271
Debt instrument, principal amount	2,240,000
Debt instrument, periodic payment	12,553
Debt instrument, interest rate, stated percentage	4.25%
Final payments of debt	$ 1,674,217
Debt instrument, maturity date	Apr 30, 2018

Leases (Narrative) (Details)	0 Months Ended	12 Months Ended
	Sep. 15, 2009 sqft	Oct. 31, 2012 sqft
Area of office space leased	21,000	34,000
Additional area of office space leased		13,000
Lease expiration date		Nov 30, 2016
Centric Solutions LLC [Member]
Area of office space leased		23,000
Lease term		7 years

Leases (Schedule Of Future Minimum Lease Payments For Operating Leases) (Details) (USD $)	Oct. 31, 2012
Leases [Abstract]
2013	$ 335,293
2014	339,576
2015	342,696
2016	209,130
2017	16,413
Total	$ 1,243,108

Related Party Transactions (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Related Party Transaction [Line Items]
Related party loans	$ 86,177	$ 86,177
Interest expense associated with the related party loans	9,602	26,841	12,374
Accrued interest payable associated with the related party loans	$ 49,925	$ 40,323
Related Party 1 [Member]
Related Party Transaction [Line Items]
Interest on the related party loans	6.00%
Related Party 2 [Member]
Related Party Transaction [Line Items]
Percent above Prime Rate for interest on the related party loans	4.00%

Employee Benefits (Narrative) (Details) (USD $)	12 Months Ended										12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012 Restricted Stock Awards [Member]	Oct. 31, 2011 Restricted Stock Awards [Member]	Oct. 31, 2010 Restricted Stock Awards [Member]	Jul. 31, 2012 Restricted Stock Awards [Member] Maximum [Member]	Oct. 31, 2012 2005 Stock Incentive Plan [Member]	Oct. 31, 2012 2011 Stock Incentive Plan [Member]	Oct. 31, 2012 Non-employee Directors Stock Plan [Member]	Oct. 31, 2012 Non-employee Directors Stock Plan [Member] Restricted Stock Awards [Member]	Oct. 31, 2011 Non-employee Directors Stock Plan [Member] Restricted Stock Awards [Member]	Oct. 31, 2010 Non-employee Directors Stock Plan [Member] Restricted Stock Awards [Member]	Oct. 31, 2012 Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Health insurance coverage expense	$ 3,303,968	$ 3,073,366	$ 2,604,225
Matching 401(k) contributions	229,417	83,245	76,583
Shares authorized and reserved for common stock issuance								1,000,000	500,000	250,000
Shares available for grant								20,000	127,000	66,000
Share-based compensation expense	1,440,534	893,354	942,711
Share-based compensation expense for employees				1,287,271	746,431	870,473
Share-based compensation expense for non-employee directors											153,263	146,923	72,238
Restricted share grants											44,424	30,356	22,860
Compensation cost related to unvested equity-based compensation, period (in years)				2 years 8 months 12 days
Compensation cost related to unvested equity-based compensation							$ 1,600,000
Options to purchase														3,123
Exercise price														$ 7.12
Vesting period														1 month

Employee Benefits (Stock Option Activity) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2009
Employee Benefits [Abstract]
Outstanding at October 31, Number of options	131,388	166,577	166,577
Forfeited, Number of options	(131,388)	(35,189)
Outstanding at October 31, Number of options		131,388	166,577
Outstanding at October 31, Weighted-average exercise price	$ 7.11	$ 7.62	$ 7.62
Forfeited, Weighted-average exercise price	$ 7.11	$ 9.54
Outstanding at October 31, Weighted-average exercise price		$ 7.11	$ 7.62

Employee Benefits (Restricted Stock Award Activity) (Details) (USD $)	12 Months Ended
Oct. 31, 2012
Employee Benefits [Abstract]
Balance at October 31, 2011, Shares	449,992
Granted, Shares	399,733
Vested, Shares	(259,572)
Balance at October 31, 2012, Shares	590,153
Balance at October 31, 2011, Weighted-average grant date fair value	$ 3.99
Granted, Weighted-average grant date fair value	$ 3.45
Vested, Weighted-average grant date fair value	$ 3.67
Balance at October 31, 2012, Weighted-average grant date fair value	$ 3.77

Business And Credit Concentrations, Major Customers And Geographic Information (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Segment Reporting Information [Line Items]
Consolidated net sales attributable to one major domestic distributor									$ 10,600,000
Percent of consolidated net sales per customer									12.70%
Percent of balance payable per customer									8.10%
Percentage of revenues from domestic customers									74.00%	76.00%	73.00%
Percentage of revenues from international customers									26.00%	24.00%	27.00%
Total net sales	22,134,429	22,003,689	22,051,197	17,334,015	19,667,202	18,775,145	17,184,460	17,712,784	83,523,330	73,339,591	67,506,174
Operating income (losses)									4,417,811	1,474,751	(5,441,536)
Total assets	47,762,345				44,945,214				47,762,345	44,945,214
Maximum [Member]
Segment Reporting Information [Line Items]
Percent of consolidated net sales per customer									10.00%	10.00%	10.00%
Percent of balance payable per customer									5.00%	5.00%
Centric Solutions LLC [Member]
Segment Reporting Information [Line Items]
Total net sales									1,774,228	839,412	508,624
Operating income (losses)									(515,000)	(873,000)	(1,200,000)
Total assets	$ 309,000				$ 364,000				$ 309,000	$ 364,000

Business And Credit Concentrations, Major Customers And Geographic Information (Schedule Of Revenue Attributed To United States And All Other Countries) (Details) (USD $)	3 Months Ended								12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	$ 22,134,429	$ 22,003,689	$ 22,051,197	$ 17,334,015	$ 19,667,202	$ 18,775,145	$ 17,184,460	$ 17,712,784	$ 83,523,330	$ 73,339,591	$ 67,506,174
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales									62,010,259	55,575,212	49,533,950
Outside the United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales									$ 21,513,071	$ 17,764,379	$ 17,972,224

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012 AOS Acquisition [Member]	Oct. 31, 2010 AOS Acquisition [Member]	Oct. 31, 2009 AOS Acquisition [Member]
U.S. Federal statutory income tax rate	34.00%
Accrued interest related to unrecognized tax benefits	$ 2,144	$ 14,392
Accrued penalties related to unrecognized tax benefits	(7,514)	6,761
Accrued interest and penalties related to uncertain tax positions	95,283	100,653
Unrecognized tax benefits that would affect the effective tax rate if recognized	128,573	119,883
Purchase price adjustment to deferred tax assets				642,201
Deferred tax assets	3,231,357	2,930,755			1,038,335
Net operating loss carryforwards	951,397	1,140,133			851,551
Operating loss carryforwards	$ 1,517,605		$ 666,054

Income Taxes (Schedule Of Income Tax Expense (Benefit)) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Income Taxes [Abstract]
U.S. Federal, Current	$ 1,648,945	$ 137,721	$ 652,511
State, Current	167,160	128,434	162,974
Total, Current	1,816,105	266,155	815,485
U.S. Federal, Deferred	(491,256)	143,800	(628,132)
State, Deferred	(67,514)	(11,703)	(96,063)
Total, Deferred	(558,770)	132,097	(724,195)
U.S. Federal	1,157,689	281,521	24,379
State	99,646	116,731	66,911
Total	$ 1,257,335	$ 398,252	$ 91,290

Income Taxes (Schedule Of Effective Income Tax Reconciliation) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Income Taxes [Abstract]
"Expected" tax expense (benefit)	$ 1,320,402	$ 290,955	$ (2,012,466)
Impact of nondeductible write-off of goodwill			1,897,285
Benefits from Sec. 199 manufacturing deduction	(177,230)	(13,702)	(34,870)
Impact of restricted share grants			136,225
State income taxes, net of federal benefit	62,936	77,042	44,061
Other differences, net	51,227	43,957	61,055
Total	$ 1,257,335	$ 398,252	$ 91,290

Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Income Taxes [Abstract]
Accounts receivable, due to allowances for doubtful accounts and sales returns	$ 77,356	$ 137,385
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	995,304	790,363
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	755,772	521,930
Share-based compensation expense	205,131	89,499
Investment in Centric Solutions	153,631	166,154
Net operating loss carryforwards	951,397	1,140,133
Other	92,766	85,291
Total gross deferred tax assets	3,231,357	2,930,755
Plant and equipment, due to differences in depreciation and capital gain recognition	(428,010)	(675,223)
Other receivables, due to accrual for financial reporting purposes		(10,955)
Total gross deferred tax liabilities	(428,010)	(686,178)
Net deferred tax asset	$ 2,803,347	$ 2,244,577

Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Income Taxes [Abstract]
Unrecognized tax benefits balance at beginning of year	$ 205,171	$ 179,571
Gross decreases for tax positions of prior years	(30,055)
Gross increases for tax positions of prior years		29,757
Gross increases for current year tax positions	46,223
Reductions to unrecognized tax benefits resulting from the lapse of applicable statute of limitations		(4,157)
Unrecognized tax benefits balance at end of year	$ 221,339	$ 205,171

Net Income (Loss) Per Share (Narrative) (Details)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation diluted net income per share	131,388	166,577
Unvested Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation diluted net income per share		458,036

Net Income (Loss) Per Share (Components Of Reconciliation Of Numerators And Denominators Net Income Per Share) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Net Income (Loss) Per Share [Abstract]
Basic net income attributable to OCC	$ 2,749,317	$ 666,316	$ (5,732,925)
Diluted net income attributable to OCC	$ 2,749,317	$ 666,316	$ (5,732,925)
Basic net income per share, Shares	6,455,817	6,304,776	6,014,733
Diluted net income per share, Shares	6,455,817	6,304,776	6,014,733
Basic net income per share, Amount	$ 0.43	$ 0.11	$ (0.95)
Diluted net income per share, Amount	$ 0.43	$ 0.11	$ (0.95)

Shareholders' Equity (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended								12 Months Ended
	Jul. 16, 2012	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012 item	Oct. 31, 2011	Oct. 31, 2010	Sep. 20, 2012
Number of shares authorized to be repurchased													320,000
Outstanding common stock remaining to be repurchased		253,000								253,000
Purchase and retire percentage of shares in common stock outstanding													4.90%
Shares repurchased and retired										267,000	183,025	142,823
Costs associated with the repurchase, including brokerage and legal fees										$ 1,176,661	$ 846,287	$ 425,345
Minimum percentage of stock owner in stockholder protection rights agreement										15.00%
Cash dividends declared per common share	$ 0.01	$ 0.015	$ 0.015	$ 0.015	$ 0.015	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.06	$ 0.04	$ 0.01
Preferred shares, exercise price										$ 25
Preferred shares, number of votes										1,000
Dividend rate, percentage above common stock										1000.00%
Preferred shares, rights expiration date										Nov 2, 2021
Preferred shares, rights redemption price		$ 0.0001								$ 0.0001
Preferred shares reserved for issuance upon exercise of rights		100,000								100,000
Subsequent Event [Member]
Shares repurchased and retired										106,500
Costs associated with the repurchase, including brokerage and legal fees										$ 454,830
Costs associated with the repurchase, including brokerage and legal fees, per share										$ 4.27

Shareholders' Equity (Schedule Of Share Repurchases) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Shareholders' Equity [Abstract]
Shares repurchased	267,000	183,025	142,823
Cost	$ 1,176,661	$ 846,287	$ 425,345

Quarterly Results Of Operations (Schedule Of Quarterly Results Of Operations) (Details) (USD $)	0 Months Ended	3 Months Ended								12 Months Ended
	Jul. 16, 2012	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Quarterly Results Of Operations [Abstract]
Net sales		$ 22,134,429	$ 22,003,689	$ 22,051,197	$ 17,334,015	$ 19,667,202	$ 18,775,145	$ 17,184,460	$ 17,712,784	$ 83,523,330	$ 73,339,591	$ 67,506,174
Gross profit		7,755,185	8,786,953	8,860,894	6,150,054	7,414,117	6,509,124	5,943,140	6,424,840	31,553,086	26,291,221	23,759,954
Income (loss) before income taxes		580,990	1,732,652	1,377,432	192,461	405,016	252,110	(179,844)	378,469	3,883,535	855,751	(5,919,017)
Net income (loss) attributable to Optical Cable Corporation		$ 434,520	$ 1,173,428	$ 948,925	$ 192,444	$ 236,039	$ 117,809	$ (89,843)	$ 402,311	$ 2,749,317	$ 666,316	$ (5,732,925)
Basic and diluted net income (loss) per share attributable to Optical Cable Corporation		$ 0.07	$ 0.18	$ 0.15	$ 0.03	$ 0.04	$ 0.02	$ (0.02)	$ 0.06	$ 0.43	$ 0.11	$ (0.95)
Cash dividends declared per common share	$ 0.01	$ 0.015	$ 0.015	$ 0.015	$ 0.015	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.06	$ 0.04	$ 0.01